                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                         INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                                                            SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                                                    USAA MUTUAL FUNDS TRUST
                                                                                    9800 FREDERICKSBURG ROAD
                                                                                    SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GLOBAL OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2010

 [LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]

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       SEMIANNUAL REPORT
       USAA GLOBAL OPPORTUNITIES FUND
       JUNE 30, 2010

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FUND OBJECTIVE

SEEK AN AVERAGE ANNUAL RETURN THAT IS GREATER THAN THE 1-YEAR U.S. TREASURY
BOND, BEFORE FEES AND EXPENSES, OVER A FULL MARKET CYCLE, WHILE SEEKING TO LIMIT
THE FUND'S EXPOSURE TO LARGE NEGATIVE RETURNS.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. It may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time.
  AN INVESTOR WILL INDIRECTLY BEAR FEES AND EXPENSES CHARGED BY THE UNDERLYING
  FUNDS IN ADDITION TO DIRECT FEES AND EXPENSES CHARGED BY THE PORTFOLIO AS
  APPLICABLE.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        38

    Financial Statements                                                     42

    Notes to Financial Statements                                            45

EXPENSE EXAMPLE                                                              63

ADVISORY AGREEMENTS                                                          65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

". . . INVESTORS MAY WANT TO REVIEW THEIR
LONG-TERM INVESTMENT STRATEGY. IT'S VITAL TO       [PHOTO OF DANIEL S. McNAMARA]
CONTINUE -- AND EVEN INCREASE -- INVESTING
IF YOU WANT TO LIVE THE RETIREMENT LIFESTYLE
YOU ENVISION."

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JULY 2010

At the beginning of 2010, optimism permeated the financial markets. Stocks had just finished a strong year (the S&P 500 Index was up 26.5% in 2009). Supported by stimulus spending by the federal government, the U.S. economy was showing signs of improvement. The housing market was stabilizing after several years of falling prices. At the same time, corporate earnings, driven by surprisingly strong top-line growth, were better than expected. Unemployment remained high, but renewed job growth was widely expected at any moment.

During the spring, however, the markets were rattled by the European debt crisis and its potential impact on European banks. There was growing investor uncertainty about regulatory changes pending in Washington (related to the health care, financial, and energy industries). Sentiment was further eroded by the still-unexplained April "flash crash" in the U.S. stock market and BP's oil spill in the Gulf of Mexico.

As a result, the outlook for the U.S. economy grew more uncertain as 2010 progressed. The federal government is winding down its stimulus spending and many observers have questioned whether the nation's economic recovery will be self-sustaining. The housing market has suffered more setbacks. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963.
Meanwhile, unemployment remains stubbornly high with most of the job growth coming from government hiring of census workers.

Bonds generally provided positive results during the six-month period, but the performance of the stock market was disappointing (the S&P 500 Index returned
-6.7% between January 1 and June 30, 2010). Many investors continue to stay on the sidelines, primarily in low-yielding money market funds. But while there is reason for caution, long-term investors should also take into account the improvement in U.S. corporate balance sheets and the favorable outlook for U.S.
corporate earnings.

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2  | USAA GLOBAL OPPORTUNITIES FUND
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While I find investors' lack of engagement understandable, I grow more concerned about it with every passing day. Americans are not saving enough for their retirements. Two-thirds have less than $50,000 in retirement savings (excluding the value of their home and any traditional pension).

Fortunately, many people still have time to grow their retirement nest egg.
Furthermore, a number of catch-up provisions allow those over the age of 50 to increase their contributions to individual retirement accounts (IRAs). Under the circumstances, investors may want to review their long-term investment strategy. It's vital to continue -- and even increase -- investing if you want to live the retirement lifestyle you envision. However, this is based upon what is most suitable for your needs. For assistance, please feel free to call one of our USAA service representatives at 1-800-531-8722. They are available to help you free of charge.

At USAA Investment Management Company, we are proud of the investment team that manages our family of no-load mutual funds. Seasoned professionals all, they understand the markets and are skilled at making the tactical decisions necessary to pursue opportunities during market declines and to help reduce exposure when valuations are rich. This ability can be especially valuable during periods of market turmoil. I would argue that given the economic headwinds it may be more important than ever. Certainly, it makes sense to have some of the industry's top investment talent managing your hard-earned money.

Rest assured that in the months ahead, we will continue working hard on your behalf. From all of us, thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company          Quantitative Management Associates LLC
   U.S. and International Stocks               International Stocks
   (Exchange-Traded Funds (ETFs))
                                               MARGARET S. STUMPP, Ph.D.
   JOHN P. TOOHEY, CFA                         TED LOCKWOOD
   WASIF A. LATIF                              JOHN VAN BELLE, Ph.D.
   Bonds and Money Market Instruments

   R. MATTHEW FREUND, CFA                   The Boston Company Asset Management, LLC
   ARNOLD J. ESPE, CFA                         Emerging Market Stocks
   JULIANNE BASS, CFA
   Global Real Estate Securities and ETFs

   MARK W. JOHNSON, CFA                        D. KIRK HENRY, CFA
   DAN DENBOW, CFA                             CAROLYN M. KEDERSHA, CFA, CPA
                                               WARREN SKILLMAN

Deutsche Investment Management              Credit Suisse Securities (USA) LLC's
Americas Inc.                               Volaris Volatility Management Group
   U.S. Stocks                                 Index Options

   ROBERT WANG                                 YIRONG LI, CFA
   JAMES B. FRANCIS, CFA                       DEFINA MALUKI, CFA

Credit Suisse Asset Management, LLC*
   U.S. Stocks

   MIKA TOIKKA

*Effective May 3, 2010, Jordan Low no longer is a co-manager of the Fund.

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o  HOW DID THE USAA GLOBAL OPPORTUNITIES FUND (THE FUND) PERFORM?

   For the six months ended June 30, 2010, the Fund had a total return of
   -5.63%. This compares to a return of -6.65% for the S&P 500

   Past performance is no guarantee of future results.

   Refer to page 10 for benchmark definitions.

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4  | USAA GLOBAL OPPORTUNITIES FUND
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   Index (the Index) and 5.33% for the Barclays Capital U.S. Aggregate Bond
   Index.

o  PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD.

   When the period began, the worst of the financial crisis and the recession appeared to be over. The U.S. economy was improving, supported by ongoing monetary stimulus from the Federal Reserve Board, a strong rebound in manufacturing, robust corporate earnings, strengthening corporate balance sheets, and increased consumer confidence. The equity markets continued a rally that began in March 2009, and credit markets continued to heal as corporate bond spreads narrowed towards pre-crisis levels.

   In mid-April, however, volatility returned as the Greek debt crisis shone a light on the massive levels of sovereign debt in a number of developed countries. Markets began pricing in the financial system risk posed by highly leveraged European banks. Signs of a slowdown in China's economic growth become more apparent. In the United States, financial regulatory legislation renewed uncertainty about the future of the financial sector. The massive oil spill in the Gulf of Mexico also focused more attention on the potential for increased regulation of businesses.

   As a result, risk aversion returned to the markets. Yields fell and prices rose on U.S. Treasuries as investors flocked to what they perceived to be the safest securities. Volatility spiked as stock markets declined and most commodity prices fell.

o  HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE IN SUCH A VOLATILE PERIOD?

   The purpose of the Fund is to seek exposure to the long-term upside of global stock markets while attempting to lower the risk of big

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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   losses. During the six months, the Fund provided most of the Index's return with significantly less volatility.

   The Fund uses a number of different strategies to maximize performance in the
   U.S. stock market, in international developed stock markets and in emerging stock markets. We have established a basic strategic allocation to each of these markets, which we tactically adjust based on market conditions. At the beginning of the six months, we had an overweight position in the emerging markets and a slightly underweight position in international developed markets. However, the sell-off during the reporting period made large-cap stocks more attractive on a relative valuation basis. Because of their stronger balance sheets, we increased exposure to U.S. large-cap stocks and underweighted non-U.S. developed stock markets. Europe and Japan share many of the same problems as the United States but have less positive demographics and less-flexible labor markets. The European banking system also is more highly leveraged than the U.S. banking system, and holds significant amounts of sovereign debt of the economically weak and highly-indebted countries.

   We maintained an overweight position in the emerging markets, which in our view are selling at a discount relative to other markets and based on their historical averages. We are confident that emerging markets will do better than developed markets in terms of both profitability and performance.
   Longer-term trends in the global economy remain intact, fiscal and private debt is lower relative to developed markets, and consumption should expand along with rising disposable incomes. Overall, our tactical asset allocation decisions had a positive impact on performance.

   In addition to tactical asset allocation, we attempted to control risk using an equity hedging strategy that's managed by Credit Suisse Securities (USA)
   LLC's Volaris Volatility Management Group (Volaris Group). The strategy involves purchasing index put or corresponding exchange-traded fund (ETF)
   options or put spread options and selling index call or corresponding ETF options against a highly correlated

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6  | USAA GLOBAL OPPORTUNITIES FUND
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   stock portfolio. This carefully managed equity hedging strategy allows us to create collars on our global stock markets exposures that effectively limit downside (and upside) potential. This equity hedging strategy helped the Fund avoid the worst of the losses when market volatility spiked toward the end of the period. We work closely with Volaris Group to actively manage the equity hedging strategy based on market conditions.

   The final element of the Fund's overall strategy is to have allocations to other markets and investment vehicles on an opportunistic basis as well as to provide additional diversification and excess returns uncorrelated to the
   Index. During the period we maintained an opportunistic position in the U.S.
   bond market as credit markets continued to heal. We also maintained our investment in Deutsche iGAP Investment Trust "B" (iGAP). Managed by Deutsche
   Investment Management Americas Inc., iGAP is a global tactical asset allocation strategy hedge fund that invests only in liquid instruments, taking long or short positions using futures on stock, currency, commodity, and bond markets around the world. The iGAP allocation had a slightly negative return for the six months.

o  WHAT IS YOUR OUTLOOK FOR THE ECONOMY?

   The broadest measure of U.S. economic activity, real gross domestic product, grew at a 3.7% annual rate in the first quarter and a 2.4% annual rate in the second quarter of 2010, driven by unprecedented monetary and fiscal stimulus.
   We think that the lingering effects of the financial crisis will make this recovery muted by historical standards.

   Exchange Traded Funds (ETF's) are subject to risks similar to those of stocks. o Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o Options are considered speculative investment strategies. o Index collars are generally employed to protect unrealized profits from the portfolio being protected, and the index option class chosen will generally have an underlying index that most closely tracks the performance of the portfolio. While losses may be limited so are potential gains. o As interest rates rise, existing bond prices fall. o
   Diversification does not guarantee a profit or prevent a loss.

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                                           MANAGER'S COMMENTARY ON THE FUND |  7

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   Corporations took advantage of a period of extremely cheap and easy credit to prepare their balance sheets for an uncertain future. However, banks are still working to heal their balance sheets, suggesting that lending may continue to contract. We expect consumer spending to remain subdued compared to previous recoveries as households continue rebuilding their balance sheets. Unemployment is likely to remain high. We anticipate higher taxes and increased business regulation.

   Like investors everywhere, we are deeply concerned about the news from the eurozone, where the sovereign debt crisis could lead to a new period of austerity which may weigh on the global recovery. We also are concerned about the U.S. real estate market. In addition, until consumers prove more willing to open their wallets, corporations may not have the confidence to hire.

   We remain vigilant for any signs of inflationary pressure. Longer term, we believe that the unprecedented government spending is likely to be inflationary. However, there is currently little evidence of inflation. In fact, the risk of deflation grew during the six months because of the eurozone debt crisis and its potential to slow the global economic recovery.

   Thank you for your investment in the fund.

   There are additional risks associated with the Fund including alternative and foreign risks.

   Alternative investments carry specific investor qualifications which can include high income and networth requirements as well as relatively high investment minimums. They are complex investment vehicles, generally carry high costs, substantial risks, and may be highly volatile. There is often limited (or even non-existent) liquidity and a lack of transparency regarding the underlying assets. They are there not suitable for all investors. Please carefully review the offering documents for complete information regarding terms, including all applicable fees, as well as other factors you should consider before investing.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

   Investing in small-cap companies involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

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8  | USAA GLOBAL OPPORTUNITIES FUND
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INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (Ticker Symbol: UGOFX)

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                                               6/30/10              12/31/09
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Net Assets                                 $448.1 Million        $318.1 Million
Net Asset Value Per Share                      $9.38                  $9.94

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                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/10
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  12/31/09 to 6/30/10*              1 Year              Since Inception 7/31/08
         -5.63%                     8.91%                       -1.42%

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                                 EXPENSE RATIO**
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  Before Reimbursement          1.11%         After Reimbursement        1.11%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID AND INCLUDING ANY ACQUIRED FUND
FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE
AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT
MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE
REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH
MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER
FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING
EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS,
ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN
ANNUAL RATE OF 1.00% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT
ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME WITHOUT APPROVAL
OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY
TIME AFTER MAY 1, 2011. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS
LOWER THAN 1.00%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, WHICH EXCLUDE AFFE.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                BARCLAYS CAPITAL U.S.         USAA GLOBAL
                AGGREGATE BOND INDEX       OPPORTUNITIES FUND     S&P 500 INDEX

 7/31/2008          $10,000.00                 $10,000.00            $10,000.00
 8/31/2008           10,094.91                  10,100.00             10,144.65
 9/30/2008            9,959.32                   9,260.00              9,240.68
10/31/2008            9,724.23                   8,820.00              7,688.73
11/30/2008           10,040.76                   8,450.00              7,137.03
12/31/2008           10,415.37                   8,671.84              7,212.97
 1/31/2009           10,323.47                   8,097.07              6,605.01
 2/28/2009           10,284.50                   7,542.48              5,901.73
 3/31/2009           10,427.47                   7,865.15              6,418.69
 4/30/2009           10,477.33                   8,389.50              7,033.02
 5/31/2009           10,553.32                   8,853.34              7,426.40
 6/30/2009           10,613.35                   8,934.01              7,441.13
 7/31/2009           10,784.54                   9,407.94              8,003.95
 8/31/2009           10,896.20                   9,599.52              8,292.93
 9/30/2009           11,010.66                   9,932.28              8,602.38
10/31/2009           11,065.03                   9,821.36              8,442.58
11/30/2009           11,208.28                  10,133.95              8,948.99
12/31/2009           11,033.08                  10,310.56              9,121.85
 1/31/2010           11,201.62                  10,020.12              8,793.70
 2/28/2010           11,243.45                  10,175.71              9,066.10
 3/31/2010           11,229.63                  10,528.38              9,613.20
 4/30/2010           11,346.52                  10,600.99              9,764.97
 5/31/2010           11,442.00                  10,123.84              8,985.23
 6/30/2010           11,621.43                   9,729.68              8,514.87

                                   [END CHART]

                Data since Fund inception 7/31/08 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Global Opportunities Fund to the following benchmarks:

o  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the
   Government/Corporate Index, the Mortgage-Backed Securities Index, and the
   Asset-Backed Securities Index. It once was known as the Lehman Brothers U.S.
   Aggregate Bond Index.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA GLOBAL OPPORTUNITIES FUND
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                       TOP 10 EQUITY HOLDINGS
                            AS OF 6/30/10
                          (% of Net Assets)

iShares MSCI Emerging Markets Index Fund* .....................  8.2%
iShares MSCI EAFE Index Fund* .................................  5.6%
Deutsche iGAP Investment Trust "B" ............................  3.5%
International Business Machines Corp. .........................  1.5%
Microsoft Corp. ...............................................  1.5%
AT&T, Inc. ....................................................  1.3%
Chevron Corp. .................................................  1.3%
Apple, Inc. ...................................................  1.0%
Johnson & Johnson .............................................  0.9%
ConocoPhillips ................................................  0.9%

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in iShares in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

  You will find a complete list of securities that the Fund owns on pages
  13-37.

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                                                       INVESTMENT OVERVIEW |  11
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                                ASSET ALLOCATION
                                  AS OF 6/30/10
                                (% of Net Assets)

Common Stocks ................................................. 72.1%
Exchange-Traded Funds* ........................................ 14.3%
Options Purchased .............................................  5.3%
Hedge Funds ...................................................  3.5%
Money Market Instruments ......................................  2.7%
Corporate Obligations .........................................  1.7%
Eurodollar and Yankee Obligations .............................  0.3%
Commercial Mortgage Securities ................................  0.3%
Preferred Securities ..........................................  0.1%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund relies on an exemptive order that allows investments in ETFs above the level permitted under the Investment Company Act of 1940.

  Percentages are of net assets of the Fund and may not equal 100%.

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12  | USAA GLOBAL OPPORTUNITIES FUND
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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY SECURITIES (90.0%)

             COMMON STOCKS (72.1%)

             CONSUMER DISCRETIONARY (7.5%)
             -----------------------------
             ADVERTISING (0.1%)
   16,100    Clear Channel Outdoor Holdings, Inc. "A"*                  $    140
      600    JC Decaux S.A.*(a)                                               14
    7,900    Omnicom Group, Inc.                                             271
                                                                        --------
                                                                             425
                                                                        --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    3,246    Adidas - Salomon AG(a)                                          157
      587    Christian Dior SA(a)                                             56
    9,000    Coach, Inc.(b)                                                  329
   16,200    Jones Apparel Group, Inc.(b)                                    257
    2,050    LVMH Moet Hennessy - Louis Vuitton S.A.(a)                      223
    3,233    Swatch Group Ltd.(a),(b)                                        165
    7,100    VF Corp.                                                        505
                                                                        --------
                                                                           1,692
                                                                        --------
             APPAREL RETAIL (0.7%)
      500    ABC-MART, Inc.(a),(b)                                            20
   31,800    Brown Shoe Co., Inc.                                            483
    2,900    DSW, Inc. "A"*                                                   65
   24,700    Finish Line, Inc. "A"(b)                                        344
   34,800    Gap, Inc.(b)                                                    677
    5,035    Hennes & Mauritz AB "B"(a),(b)                                  138
    1,815    Industria de Diseno Textil S.A.(a)                              103
   10,400    Limited Brands, Inc.(b)                                         230
   18,900    Ross Stores, Inc.(b)                                          1,007
                                                                        --------
                                                                           3,067
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.4%)
    5,200    Aisin Seiki Co. Ltd.(a),(b)                                     140
    8,000    Denso Corp.(a),(b)                                              221
   42,300    Johnson Controls, Inc.(b)                                     1,137
   19,000    NHK Spring Co.(a)                                               174

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    3,000    NOK Corp.(a),(b)                                           $     48
    5,800    Toyota Industries Corp.(a),(b)                                  147
                                                                        --------
                                                                           1,867
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.3%)
    1,095    Bayerische Motoren Werke AG(a)                                   53
    9,308    Daimler AG*(a)                                                  471
      900    Honda Motor Co. Ltd.(a),(b)                                      26
   44,000    Isuzu Motors Ltd.(a)                                            132
    6,116    Renault S.A.*(a),(b)                                            225
    9,300    Toyota Motor Corp.(a),(b)                                       320
      205    Volkswagen AG(a),(b)                                             17
                                                                        --------
                                                                           1,244
                                                                        --------
             BROADCASTING (0.2%)
   13,191    Austereo Group Ltd.(a),(b)                                       18
   31,800    Discovery Communications, Inc. "C"*                             984
    3,804    Mediaset S.p.A.(a)                                               22
                                                                        --------
                                                                           1,024
                                                                        --------
             CABLE & SATELLITE (0.5%)
  127,500    Comcast Corp. "A"(b)                                          2,215
                                                                        --------
             CASINOS & GAMING (0.1%)
  244,000    Genting International plc*(a)                                   202
    4,728    OPAP S.A.(a),(b)                                                 59
  221,600    Sands China Ltd.*(a)                                            325
   18,179    TABCORP Holdings Ltd.(a),(b)                                     96
                                                                        --------
                                                                             682
                                                                        --------
             CATALOG RETAIL (0.2%)
   92,100    Liberty Media Corp. Interactive "A"*                            967
                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
   29,600    Conn's, Inc.*                                                   174
    5,000    Rent-A-Center, Inc.*                                            102
    1,350    Yamada Denki Co. Ltd.(a),(b)                                     88
                                                                        --------
                                                                             364
                                                                        --------
             DEPARTMENT STORES (0.7%)
   66,700    Dillard's, Inc. "A"                                           1,434
    6,900    Kohl's Corp.*(b)                                                328
   14,308    Next plc(a),(b)                                                 423
    1,287    PPR(a),(b)                                                      159
   13,200    Sears Holdings Corp.*                                           853
                                                                        --------
                                                                           3,197
                                                                        --------

================================================================================

14  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DISTRIBUTORS (0.1%)
   10,700    Core-Mark Holding Co., Inc.*                               $    293
                                                                        --------
             EDUCATION SERVICES (0.1%)
   18,700    Career Education Corp.*                                         431
                                                                        --------
             GENERAL MERCHANDISE STORES (0.5%)
    3,500    Big Lots, Inc.*(b)                                              112
   38,900    Target Corp.                                                  1,913
   71,900    Tuesday Morning Corp.*                                          287
                                                                        --------
                                                                           2,312
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.6%)
   33,300    Home Depot, Inc.(b)                                             935
   50,240    Kingfisher plc(a),(b)                                           156
   86,500    Lowe's Companies, Inc.                                        1,766
                                                                        --------
                                                                           2,857
                                                                        --------
             HOMEBUILDING (0.0%)
   17,000    Sekisui House Ltd.(a)                                           146
                                                                        --------
             HOMEFURNISHING RETAIL (0.1%)
   16,300    Kirklands, Inc.*                                                275
    1,300    Nitori Co.(a),(b)                                               112
                                                                        --------
                                                                             387
                                                                        --------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
    1,965    Accor SA*(a)                                                     90
                                                                        --------
             HOUSEHOLD APPLIANCES (0.4%)
    1,100    Rinnai Corp.(a)                                                  57
   18,700    Whirlpool Corp.                                               1,642
                                                                        --------
                                                                           1,699
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.1%)
   10,800    Blyth, Inc.                                                     368
    2,600    Fortune Brands, Inc.                                            102
                                                                        --------
                                                                             470
                                                                        --------
             INTERNET RETAIL (0.3%)
    9,300    Amazon.com, Inc.*(b)                                          1,016
    7,900    Dena Co. Ltd.(a)                                                208
                                                                        --------
                                                                           1,224
                                                                        --------
             LEISURE PRODUCTS (0.3%)
   53,500    Mattel, Inc.(b)                                               1,132
                                                                        --------
             MOVIES & ENTERTAINMENT (0.3%)
   46,700    News Corp. "A"(b)                                               558

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   17,666    Time Warner, Inc.(b)                                       $    511
   23,331    Vivendi S.A.(a),(b)                                             472
                                                                        --------
                                                                           1,541
                                                                        --------
             PUBLISHING (0.1%)
  183,613    Fairfax Media Ltd.(a),(b)                                       201
    1,068    Pearson plc(a),(b)                                               14
   12,100    Scholastic Corp.(b)                                             292
                                                                        --------
                                                                             507
                                                                        --------
             RESTAURANTS (0.7%)
   17,264    Compass Group plc(a)                                            131
    8,300    Dominos Pizza, Inc.*                                             94
   29,200    McDonald's Corp.(b)                                           1,923
   44,400    Starbucks Corp.(b)                                            1,079
                                                                        --------
                                                                           3,227
                                                                        --------
             SPECIALTY STORES (0.1%)
   10,600    Build-A-Bear Workshop, Inc.*                                     72
   11,200    Signet Jewelers Ltd.*(b)                                        308
                                                                        --------
                                                                             380
                                                                        --------
             TEXTILES (0.0%)
    1,000    Nisshinbo Industries, Inc.(a)                                    10
                                                                        --------
             TIRES & RUBBER (0.1%)
   13,400    Cooper Tire & Rubber Co.(b)                                     261
                                                                        --------
             Total Consumer Discretionary                                 33,711
                                                                        --------
             CONSUMER STAPLES (5.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
   97,400    Archer-Daniels-Midland Co.(b)                                 2,515
                                                                        --------
             BREWERS (0.1%)
    2,377    Carlsberg A/S(a)                                                181
      639    Heineken Holding N.V.(a),(b)                                     23
    1,786    Heineken N.V.(a),(b)                                             76
                                                                        --------
                                                                             280
                                                                        --------
             DISTILLERS & VINTNERS (0.1%)
   34,373    Diageo plc(a),(b)                                               539
                                                                        --------
             DRUG RETAIL (0.1%)
   13,700    CVS Caremark Corp.                                              402
                                                                        --------
             FOOD DISTRIBUTORS (0.1%)
   14,000    Andersons, Inc.                                                 456
                                                                        --------

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             FOOD RETAIL (0.5%)
    1,355    Casino Guichard-Perrachon S.A.(a),(b)                      $    102
    1,250    Delhaize Group(a),(b)                                            91
   24,973    Jeronimo Martins SGPS S.A.(a),(b)                               228
   19,604    Koninklijke Ahold N.V.(a),(b)                                   243
   16,697    Tesco plc(a),(b)                                                 94
   34,800    Whole Foods Market, Inc.*                                     1,253
   24,500    Winn Dixie Stores, Inc.*                                        236
    3,206    Woolworths Ltd.(a),(b)                                           73
                                                                        --------
                                                                           2,320
                                                                        --------
             HOUSEHOLD PRODUCTS (0.8%)
   18,600    Central Garden & Pet Co. "A"*                                   167
   18,500    Colgate-Palmolive Co.(b)                                      1,457
    1,361    Henkel AG & Co.(a),(b)                                           56
   25,400    Procter & Gamble Co.(b)                                       1,523
    4,678    Reckitt Benckiser Group plc(a),(b)                              216
      400    Unicharm Corp.(a),(b)                                            45
                                                                        --------
                                                                           3,464
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
   11,100    Aeon Co. Ltd.(a),(b)                                            118
   38,700    Wal-Mart Stores, Inc.(b)                                      1,860
    5,454    Wesfarmers Ltd.(a),(b)                                          131
                                                                        --------
                                                                           2,109
                                                                        --------
             PACKAGED FOODS & MEAT (2.2%)
   11,500    American Italian Pasta Co. "A"*                                 608
   82,040    Goodman Fielder Ltd.(a),(b)                                      93
   57,600    Hershey Co.(b)                                                2,761
    6,400    J.M. Smucker Co.(b)                                             385
   22,015    Nestle S.A.(a),(b)                                            1,062
    3,000    Nissin Food Products Co. Ltd.(a)                                110
   29,400    Sanderson Farms, Inc.(b)                                      1,492
  163,500    Tyson Foods, Inc. "A"(b)                                      2,680
   14,102    Unilever N.V.(a),(b)                                            384
   18,337    Unilever plc(a),(b)                                             489
                                                                        --------
                                                                          10,064
                                                                        --------
             PERSONAL PRODUCTS (0.3%)
   10,900    China Sky One Medical, Inc.*                                    122
   18,800    Elizabeth Arden, Inc.*                                          273
    9,700    Estee Lauder Companies, Inc. "A"(b)                             541
    9,600    Inter Parfums, Inc.                                             137
      857    L'Oreal S.A.(a),(b)                                              84

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   25,500    Prestige Brands Holdings, Inc.*                            $    180
                                                                        --------
                                                                           1,337
                                                                        --------
             SOFT DRINKS (0.3%)
    1,600    Coca Cola West Holdings Co.(a)                                   26
   26,750    Coca-Cola Amatil Ltd.(a),(b)                                    268
    4,000    Coca-Cola Co.(b)                                                201
   23,600    Dr. Pepper Snapple Group, Inc.                                  882
                                                                        --------
                                                                           1,377
                                                                        --------
             TOBACCO (0.3%)
   19,286    British America Tobacco plc(a),(b)                              611
    6,147    Imperial Tobacco Group plc(a),(b)                               171
    2,600    Lorillard, Inc.                                                 187
    9,600    Reynolds American, Inc.(b)                                      500
                                                                        --------
                                                                           1,469
                                                                        --------
             Total Consumer Staples                                       26,332
                                                                        --------

             ENERGY (6.5%)
             -------------
             INTEGRATED OIL & GAS (4.4%)
    5,038    BG Group plc(a),(b)                                              75
  116,560    BP plc(a),(b)                                                   560
   84,300    Chevron Corp.(b)                                              5,721
   83,400    ConocoPhillips(b)                                             4,094
   21,034    ENI S.p.A.(a),(b)                                               386
   71,600    Exxon Mobil Corp.(b)                                          4,086
   74,400    Marathon Oil Corp.                                            2,313
    4,500    Murphy Oil Corp.                                                223
    6,491    Repsol YPF S.A.(a),(b)                                          131
   30,631    Royal Dutch Shell plc "A"(a),(b)                                773
   25,675    Royal Dutch Shell plc "B"(a),(b)                                622
   11,415    Statoil ASA(a),(b)                                              220
   16,018    Total S.A.(a),(b)                                               713
                                                                        --------
                                                                          19,917
                                                                        --------
             OIL & GAS DRILLING (0.3%)
   23,900    Patterson-UTI Energy, Inc.                                      307
   40,600    Rowan Companies, Inc.*(b)                                       891
                                                                        --------
                                                                           1,198
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
   19,200    Complete Production Services, Inc.*                             275
   44,200    National-Oilwell Varco, Inc.(b)                               1,462
   41,100    Oil States International, Inc.*(b)                            1,627
   22,200    Schlumberger Ltd.(b)                                          1,228

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    6,500    Seacor Holdings, Inc.*(b)                                  $    459
                                                                        --------
                                                                           5,051
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   39,300    Anadarko Petroleum Corp.(b)                                   1,418
   17,300    Cimarex Energy Co.(b)                                         1,238
       34    INPEX Holdings, Inc.(a),(b)                                     189
                                                                        --------
                                                                           2,845
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.1%)
   25,204    Caltex Australia(a)                                             197
   69,000    Cosmo Oil Co. Ltd.(a)                                           166
                                                                        --------
                                                                             363
                                                                        --------
             Total Energy                                                 29,374
                                                                        --------

             FINANCIALS (12.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   91,075    3i Group plc(a),(b)                                             359
    7,700    Legg Mason, Inc.                                                216
                                                                        --------
                                                                             575
                                                                        --------
             CONSUMER FINANCE (1.3%)
    8,500    American Express Co.(b)                                         337
   18,000    AmeriCredit Corp.*(b)                                           328
   76,800    Capital One Financial Corp.(b)                                3,095
  117,100    Discover Financial Services(b)                                1,637
    2,740    ORIX Corp.(a)                                                   199
   11,000    Student Loan Corp.                                              265
                                                                        --------
                                                                           5,861
                                                                        --------
             DIVERSIFIED BANKS (2.6%)
   95,000    Aozora Bank Ltd.(a)                                             123
   18,534    Australia and New Zealand Banking Group Ltd.(a),(b)             333
   29,002    Banco Bilbao Vizcaya Argentaria S.A.(a),(b)                     299
   38,444    Banco Santander S.A.(a),(b)                                     404
    4,924    Bank Hapoalim Ltd.*(a)                                           18
   39,453    Barclays plc(a),(b)                                             156
    8,706    BNP Paribas S.A.(a),(b)                                         465
   47,200    Comerica, Inc.(b)                                             1,738
    6,210    Commonwealth Bank of Australia(a),(b)                           252
      183    Dexia*(a)                                                         1
    8,800    DnB NOR ASA(a),(b)                                               85
   92,832    HSBC Holdings plc(a),(b)                                        847
    6,486    KBC Groep N.V.*(a),(b)                                          249
  739,007    Lloyds TSB Group plc*(a),(b)                                    586

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   19,900    Mitsubishi UFJ Financial Group, Inc.(a)                    $     90
  218,700    Mizuho Trust & Banking Co., Ltd.(a),(b)                         359
    8,339    National Australia Bank Ltd.(a),(b)                             161
   80,457    Natixis*(a),(b)                                                 346
   18,336    Nordea Bank AB(a),(b)                                           151
   14,000    Overseas Chinese Town Asia Holdings Ltd.(a),(b)                  88
    5,471    Societe Generale(a)                                             222
    1,961    Standard Chartered plc(a),(b)                                    48
   21,100    Sumitomo Mitsui Financial Group, Inc.(a),(b)                    596
    8,338    Svenska Handelsbanken AB "A"(a),(b)                             204
   13,000    United Overseas Bank Ltd.(a),(b)                                181
  128,400    Wells Fargo & Co.(b)                                          3,287
   13,367    Westpac Banking Corp.(a),(b)                                    236
                                                                        --------
                                                                          11,525
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
    7,231    Credit Suisse Group(a),(b)                                      272
    6,205    Deutsche Bank AG(a),(b)                                         351
   47,548    Investec plc(a)                                                 320
   28,921    UBS AG*(a)                                                      383
                                                                        --------
                                                                           1,326
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
   17,000    Hopewell Holdings Ltd.(a),(b)                                    48
   20,000    New World Development Ltd.(a)                                    32
    5,000    Sun Hung Kai Properties Ltd.(a),(b)                              68
  106,000    UOL Group Ltd.(a),(b)                                           286
   42,000    Wharf (Holdings) Ltd.(a),(b)                                    205
   50,000    Wheelock & Co. Ltd.(a),(b)                                      141
                                                                        --------
                                                                             780
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   31,700    BGC Partners, Inc. "A"                                          162
   15,400    Goldman Sachs Group, Inc.(b)                                  2,022
   68,100    Morgan Stanley                                                1,581
    4,900    Oppenheimer Holdings, Inc.                                      117
                                                                        --------
                                                                           3,882
                                                                        --------
             LIFE & HEALTH INSURANCE (0.2%)
  211,976    Legal & General Group plc(a),(b)                                247
   32,409    Old Mutual plc(a),(b)                                            49
    8,100    Prudential Financial, Inc.(b)                                   435
   13,850    Prudential plc(a),(b)                                           104
                                                                        --------
                                                                             835
                                                                        --------

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             MULTI-LINE INSURANCE (0.7%)
    4,867    Allianz Holding AG(a),(b)                                  $    483
    1,500    American National Insurance Co.                                 122
   52,900    Assurant, Inc.                                                1,836
   33,593    Aviva plc(a),(b)                                                156
    3,569    Sampo OYJ "A"(a),(b)                                             75
    1,478    Zurich Financial Services AG(a),(b)                             324
                                                                        --------
                                                                           2,996
                                                                        --------
             MULTI-SECTOR HOLDINGS (0.0%)
   19,685    Criteria Caixacorp S.A.(a)                                       80
    4,500    Investor AB(a),(b)                                               73
                                                                        --------
                                                                             153
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
  265,200    Bank of America Corp.(b)                                      3,811
  603,100    Citigroup, Inc.*(b)                                           2,268
   47,311    ING Groep N.V.*(a),(b)                                          351
   94,800    JPMorgan Chase & Co.(b)                                       3,470
    2,028    OKO Bank plc "A"(a),(b)                                          21
                                                                        --------
                                                                           9,921
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.1%)
    7,100    Allied World Assurance Co. Holdings Ltd.(b)                     322
    4,300    American Safety Insurance Holdings Ltd.*                         68
   24,800    Chubb Corp.(b)                                                1,240
   24,600    CNA Financial Corp.*                                            629
    4,700    CNA Surety Corp.*                                                75
    7,700    Hallmark Financial Services, Inc.*                               77
  106,200    Old Republic International Corp.                              1,288
    9,100    PMA Capital Corp. "A"*                                           60
   18,700    Progressive Corp.(b)                                            350
   58,335    Suncorp Metway(a)                                               391
    7,700    Travelers Companies, Inc.                                       379
   11,600    XL Capital Ltd.                                                 186
                                                                        --------
                                                                           5,065
                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.0%)
   58,210    Immofinanz AG*(a)                                               150
                                                                        --------

             REGIONAL BANKS (1.7%)
   11,880    Bendigo Bank Ltd.(a)                                             81
    2,000    Chiba Bank Ltd.(a),(b)                                           12
  158,400    Fifth Third Bancorp(b)                                        1,947
    4,000    Gunma Bank Ltd.(a),(b)                                           21
  167,700    Huntington Bancshares, Inc.(b)                                  929

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   68,000    Nishi Nippon City Bank Ltd.(a),(b)                         $    196
   47,600    PNC Financial Services Group, Inc.(b)                         2,689
   33,500    Sapporo Hokuyo Holdings, Inc.(a),(b)                            148
  339,000    Shinsei Bank Ltd.*(a)                                           286
    7,000    Southwest Bancorp, Inc.                                          93
   22,600    SunTrust Banks, Inc.                                            527
    7,000    Yamaguchi Financial Group, Inc.(a)                               67
   20,700    Zions Bancorp.                                                  446
                                                                        --------
                                                                           7,442
                                                                        --------
             REINSURANCE (0.3%)
   10,300    Arch Capital Group Ltd.*(b)                                     767
    4,561    Hannover Rueckversicherungs(a),(b)                              197
   19,700    Maiden Holdings Ltd.                                            129
                                                                        --------
                                                                           1,093
                                                                        --------
             REITs - DIVERSIFIED (0.2%)
   37,000    BGP Holdings plc, acquired 8/06/2009; cost: 0*(a),(c)             -
    1,364    Gecina S.A.(a),(b)                                              122
    8,100    PS Business Parks, Inc.                                         452
   91,741    Stockland(a),(b)                                                285
   11,000    Winthrop Realty Trust, Inc.                                     141
                                                                        --------
                                                                           1,000
                                                                        --------
             REITs - MORTGAGE (0.0%)
   26,900    Resource Capital Corp.                                          153
                                                                        --------
             REITs - OFFICE (0.2%)
  114,700    HRPT Properties Trust                                           712
                                                                        --------
             REITs - RETAIL (0.1%)
    4,900    Agree Realty Corp.                                              114
   21,200    Getty Realty Corp.                                              475
                                                                        --------
                                                                             589
                                                                        --------
             REITs - SPECIALIZED (0.5%)
   52,600    Ashford Hospitality Trust, Inc.*                                386
   24,200    FelCor Lodging Trust, Inc.*                                     121
    1,300    Public Storage(b)                                               114
   35,200    Rayonier, Inc.                                                1,549
                                                                        --------
                                                                           2,170
                                                                        --------
             SPECIALIZED FINANCE (0.3%)
      500    CME Group, Inc.(b)                                              141
    7,400    Encore Capital Group, Inc.*                                     153
   20,800    NewStar Financial, Inc.*                                        132
   46,800    PHH Corp.*                                                      891
                                                                        --------
                                                                           1,317
                                                                        --------

================================================================================

22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             THRIFTS & MORTGAGE FINANCE (0.0%)
    2,700    WSFS Financial Corp.                                       $     97
                                                                        --------
             Total Financials                                             57,642
                                                                        --------

             HEALTH CARE (9.6%)
             ------------------
             BIOTECHNOLOGY (0.8%)
   45,300    Amgen, Inc.*(b)                                               2,383
    5,400    Cephalon, Inc.*                                                 306
   13,500    Emergent BioSolutions, Inc.*                                    220
    6,700    Gilead Sciences, Inc.*(b)                                       230
   15,300    Martek Biosciences Corp.*                                       363
                                                                        --------
                                                                           3,502
                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.6%)
    1,900    Alfresa Holdings Corp.(a),(b)                                    92
   95,900    AmerisourceBergen Corp.(b)                                    3,045
   81,600    Cardinal Health, Inc.(b)                                      2,742
   19,800    McKesson Corp.(b)                                             1,330
                                                                        --------
                                                                           7,209
                                                                        --------
             HEALTH CARE EQUIPMENT (0.2%)
    5,000    CareFusion Corp.*(b)                                            113
    9,900    Hospira, Inc.*(b)                                               569
      946    Synthes, Inc.(a),(b)                                            109
                                                                        --------
                                                                             791
                                                                        --------
             HEALTH CARE FACILITIES (0.1%)
   25,800    Kindred Healthcare, Inc.*                                       331
    2,700    National Healthcare Corp.                                        93
                                                                        --------
                                                                             424
                                                                        --------
             HEALTH CARE SERVICES (0.0%)
   19,700    Continucare Corp.*                                               66
   16,200    ResCare, Inc.*                                                  157
                                                                        --------
                                                                             223
                                                                        --------
             HEALTH CARE SUPPLIES (0.0%)
    1,174    Coloplast A/S "B"(a),(b)                                        117
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
   29,000    Life Technologies Corp.*                                      1,370
                                                                        --------
             MANAGED HEALTH CARE (2.8%)
   35,400    Aetna, Inc.(b)                                                  934
   85,700    Coventry Health Care, Inc.*(b)                                1,515
   32,000    Health Net, Inc.*                                               780
   32,700    HealthSpring, Inc.*                                             507

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   36,500    Humana, Inc.*(b)                                           $  1,667
   10,400    Molina Healthcare, Inc.*                                        299
    4,700    Triple-S Management Corp. "B"*                                   87
  119,000    UnitedHealth Group, Inc.(b)                                   3,380
   16,600    Universal American Financial Corp.*                             239
   61,900    WellPoint, Inc.*(b)                                           3,029
                                                                        --------
                                                                          12,437
                                                                        --------
             PHARMACEUTICALS (3.8%)
    5,900    Allergan, Inc.(b)                                               344
   14,882    AstraZeneca plc(a),(b)                                          699
    3,297    Bayer AG(a),(b)                                                 184
    6,100    Bristol-Myers Squibb Co.                                        152
   60,000    Endo Pharmaceuticals Holdings, Inc.*                          1,309
   55,000    Forest Laboratories, Inc.*                                    1,509
   46,986    GlaxoSmithKline plc(a),(b)                                      796
   70,000    Johnson & Johnson(b)                                          4,134
   65,900    Medicis Pharmaceutical Corp. "A"                              1,442
   17,388    Novartis AG(a),(b)                                              844
    4,097    Novo Nordisk A/S(a),(b)                                         331
   11,608    Orion Oyj "B"(a)                                                217
   38,500    Par Pharmaceutical Companies, Inc.*                           1,000
   23,900    Perrigo Co.(b)                                                1,412
    9,800    Pfizer, Inc.(b)                                                 140
   25,600    Questcor Pharmaceuticals, Inc.*                                 261
    5,763    Roche Holdings AG(a),(b)                                        791
   11,364    Sanofi-Aventis S.A.(a),(b)                                      685
    1,770    Teva Pharmaceutical Industries Ltd.(a)                           92
   45,300    ViroPharma, Inc.*                                               508
                                                                        --------
                                                                          16,850
                                                                        --------
             Total Health Care                                            42,923
                                                                        --------
             INDUSTRIALS (7.2%)
             ------------------
             AEROSPACE & DEFENSE (1.4%)
   24,895    BAE Systems plc(a),(b)                                          115
   18,000    Ceradyne, Inc.*                                                 385
    4,500    L-3 Communications Holdings, Inc.(b)                            319
    9,300    LMI Aerospace, Inc.*                                            147
   47,400    Northrop Grumman Corp.(b)                                     2,580
   35,400    Raytheon Co.(b)                                               1,713
    5,958    Safran S.A.(a),(b)                                              165
   14,400    United Technologies Corp.(b)                                    935
                                                                        --------
                                                                           6,359
                                                                        --------

================================================================================

24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             AIR FREIGHT & LOGISTICS (0.7%)
    6,481    Deutsche Post AG(a)                                        $     94
    3,300    FedEx Corp.(b)                                                  231
   46,000    United Parcel Service, Inc. "B"(b)                            2,617
                                                                        --------
                                                                           2,942
                                                                        --------
             AIRLINES (0.1%)
    4,100    Alaska Air Group, Inc.*(b)                                      185
   24,800    Hawaiian Holdings, Inc.*(b)                                     128
    6,000    Singapore Airlines Ltd.(a),(b)                                   62
   13,900    SkyWest, Inc.                                                   170
                                                                        --------
                                                                             545
                                                                        --------
             BUILDING PRODUCTS (0.1%)
   39,000    Asahi Glass Co. Ltd.(a),(b)                                     364
    7,863    Compagnie De Saint Gobain(a),(b)                                290
                                                                        --------
                                                                             654
                                                                        --------
             COMMERCIAL PRINTING (0.1%)
    6,000    Consolidated Graphics, Inc.*                                    259
   14,200    M & F Worldwide Corp.*                                          385
                                                                        --------
                                                                             644
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.2%)
    1,092    Bouygues S.A.(a),(b)                                             42
    8,200    Dycom Industries, Inc.*                                          70
    9,900    Jacobs Engineering Group, Inc.*                                 361
   12,000    Layne Christensen Co.*                                          291
    8,600    Northwest Pipe Co.*                                             163
                                                                        --------
                                                                             927
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   16,600    Alamo Group, Inc.                                               360
    9,200    Deere & Co.                                                     513
    2,400    Joy Global, Inc.                                                120
    3,000    Komatsu Ltd.(a)                                                  54
    1,907    MAN AG(a)                                                       157
    4,400    NACCO Industries "A"                                            391
   26,700    Oshkosh Corp.*(b)                                               832
    1,000    Scania AB(a)                                                     15
   60,000    SembCorp Marine Ltd.(a),(b)                                     164
    8,352    Volvo AB "B"*(a)                                                 92
  131,000    Yangzijiang Shipbuilding Holdings Ltd.(a)                       125
                                                                        --------
                                                                           2,823
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   32,000    Fuji Electric Holdings Co. Ltd.(a),(b)                     $     92
      400    Mabuchi Motor Co.(a),(b)                                         18
    3,300    Nidec Corp.(a),(b)                                              276
    3,800    Powell Industries, Inc.*                                        104
    3,457    Schneider Electric S.A.(a),(b)                                  350
   23,700    Sumitomo Electric Industries Ltd.(a),(b)                        277
                                                                        --------
                                                                           1,117
                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
   32,000    Mitsubishi Electric Corp.(a),(b)                                249
                                                                        --------

             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
   18,900    SFN Group, Inc.*                                                103
   19,200    Volt Information Sciences, Inc.*                                162
                                                                        --------
                                                                             265
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.8%)
   50,700    3M Co.(b)                                                     4,005
    9,600    Carlisle Companies, Inc.(b)                                     347
   36,000    Fraser & Neave Ltd.(a),(b)                                      132
  155,700    General Electric Co.(b)                                       2,245
   14,531    Koninklijke Philips Electronics N.V.(a),(b)                     433
   12,000    NWS Holdings Ltd.(a),(b)                                         22
       95    Seaboard Corp.                                                  143
   19,000    SembCorp Industries(a),(b)                                       55
    6,406    Siemens AG(a),(b)                                               573
    6,800    Standex International Corp.                                     172
                                                                        --------
                                                                           8,127
                                                                        --------
             INDUSTRIAL MACHINERY (1.1%)
    2,431    Alfa Laval AB(a),(b)                                             31
   18,279    Atlas Copco AB(a),(b)                                           268
   12,100    Eaton Corp.                                                     792
    3,100    FANUC Ltd.(a)                                                   348
   11,700    Illinois Tool Works, Inc.(b)                                    483
    2,860    Kone Oyj "B"(a),(b)                                             114
   12,000    NSK Ltd.(a)                                                      83
   24,600    Parker-Hannifin Corp.(b)                                      1,364
    2,808    SKF AB "B"(a)                                                    50
    1,000    SMC Corp.(a)                                                    134
   11,000    Sumitomo Heavy Industries Ltd.(a),(b)                            65
   26,400    Timken Co.(b)                                                   686
    1,082    Wartsila Corp. OYJ "B"(a),(b)                                    49
   13,500    Watts Water Technologies, Inc. "A"(b)                           387
                                                                        --------
                                                                           4,854
                                                                        --------

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             MARINE (0.0%)
        3    A.P. Moeller-Maersk A/S(a),(b)                             $     23
    5,500    Orient Overseas International Ltd.*(a),(b)                       39
                                                                        --------
                                                                              62
                                                                        --------
             MARINE PORTS & SERVICES (0.1%)
   12,500    Teekay Corp.(b)                                                 327
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
  112,100    Aircastle Ltd.                                                  880
    6,500    Itochu Corp.(a),(b)                                              51
   34,000    Marubeni Corp.(a),(b)                                           174
   11,500    Mitsubishi Corp.(a),(b)                                         240
   13,200    Mitsui & Co. Ltd.(a),(b)                                        155
   25,200    Sumitomo Corp.(a),(b)                                           251
                                                                        --------
                                                                           1,751
                                                                        --------
             TRUCKING (0.2%)
   17,925    FirstGroup plc(a),(b)                                            97
   11,000    Fukuyama Transporting Co., Ltd.(a)                               51
   13,900    Ryder System, Inc.                                              559
                                                                        --------
                                                                             707
                                                                        --------
             Total Industrials                                            32,353
                                                                        --------
             INFORMATION TECHNOLOGY (12.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.0%)
    4,268    SAP AG(a),(b)                                                   190
                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.6%)
   29,400    Cisco Systems, Inc.*(b)                                         627
   20,600    EchoStar Corp. "A"*                                             393
    5,800    EMS Technologies, Inc.*                                          87
  162,100    Motorola, Inc.*                                               1,057
    6,621    Nokia Oyj(a),(b)                                                 54
   60,800    Tellabs, Inc.                                                   388
                                                                        --------
                                                                           2,606
                                                                        --------
             COMPUTER HARDWARE (1.9%)
   17,500    Apple, Inc.*(b)                                               4,402
   20,500    Dell, Inc.*(b)                                                  247
   26,000    Fujitsu Ltd.(a),(b)                                             163
   80,500    Hewlett-Packard Co.(b)                                        3,484
    5,000    Teradata Corp.*(b)                                              153
                                                                        --------
                                                                           8,449
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMPUTER STORAGE & PERIPHERALS (1.0%)
   26,300    Lexmark International, Inc. "A"*                           $    869
    7,700    SanDisk Corp.*                                                  324
   55,900    Seagate Technology*(b)                                          729
   82,900    Western Digital Corp.*(b)                                     2,500
                                                                        --------
                                                                           4,422
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   61,200    Computer Sciences Corp.(b)                                    2,769
    3,800    CSG Systems International, Inc.*                                 70
   27,700    First American Corp.                                            489
   12,900    Visa, Inc. "A"                                                  913
                                                                        --------
                                                                           4,241
                                                                        --------
             ELECTRONIC COMPONENTS (0.3%)
    4,700    Kyocera Corp.(a),(b)                                            380
    2,000    Murata Manufacturing Co., Ltd.(a),(b)                            95
   16,000    Nippon Electric Glass Co. Ltd.(a)                               182
    1,200    TDK Corp.(a)                                                     66
   85,300    Vishay Intertechnology, Inc.*(b)                                660
                                                                        --------
                                                                           1,383
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   86,000    Hitachi Ltd.*(a),(b)                                            312
      100    Keyence Corp.(a)                                                 23
                                                                        --------
                                                                             335
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
   10,000    CTS Corp.                                                        92
    7,200    Multi-Fineline Electronix, Inc.*                                180
                                                                        --------
                                                                             272
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
   57,100    Activision Blizzard, Inc.                                       599
                                                                        --------

             INTERNET SOFTWARE & SERVICES (1.4%)
   49,300    AOL, Inc.*                                                    1,025
    8,300    Google, Inc. "A"*(b)                                          3,693
   60,300    IAC/InterActiveCorp.*                                         1,325
   32,800    ModusLink Global Solutions, Inc.*                               198
      261    Yahoo Japan Corp.(a),(b)                                        103
                                                                        --------
                                                                           6,344
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.6%)
    1,129    Cap Gemini S.A.(a)                                               49
    2,500    Cognizant Technology Solutions Corp. "A"*(b)                    125
   53,200    International Business Machines Corp.(b)                      6,569

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   22,700    Ness Technologies, Inc.*                                   $     98
      390    OBIC Co., Ltd.(a),(b)                                            75
    8,900    Unisys Corp.*                                                   165
                                                                        --------
                                                                           7,081
                                                                        --------
             OFFICE ELECTRONICS (0.1%)
    9,300    Canon, Inc.(a),(b)                                              347
    1,790    Neopost S.A.(a),(b)                                             129
                                                                        --------
                                                                             476
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    9,000    ASM Pacific Technology Ltd.(a),(b)                               70
    7,939    ASML Holding N.V.(a),(b)                                        218
   92,600    Photronics, Inc.*                                               418
    4,000    Tokyo Electron Ltd.(a),(b)                                      216
                                                                        --------
                                                                             922
                                                                        --------
             SEMICONDUCTORS (1.1%)
   39,600    Analog Devices, Inc.                                          1,103
    7,976    Infineon Technologies AG*(a),(b)                                 46
  153,700    Intel Corp.(b)                                                2,990
   90,600    Lattice Semiconductor Corp.*                                    393
   40,000    Micron Technology, Inc.*(b)                                     340
   14,016    STMicroelectronics N.V.(a),(b)                                  111
                                                                        --------
                                                                           4,983
                                                                        --------
             SYSTEMS SOFTWARE (1.5%)
  282,200    Microsoft Corp.(b)                                            6,493
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (1.2%)
   90,900    Arrow Electronics, Inc.*(b)                                   2,032
   33,500    Avnet, Inc.*(b)                                                 808
   37,000    Ingram Micro, Inc. "A"*(b)                                      562
   59,500    Tech Data Corp.*(b)                                           2,119
                                                                        --------
                                                                           5,521
                                                                        --------
             Total Information Technology                                 54,317
                                                                        --------
             MATERIALS (4.1%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
   30,000    Asahi Kasei Corp.(a),(b)                                        157
   22,000    Denki Kagaku Kogyo Kabushiki Kaisha(a),(b)                      103
   21,500    Kuraray Co.(a),(b)                                              251
  124,000    Mitsui Chemicals, Inc.(a),(b)                                   344
                                                                        --------
                                                                             855
                                                                        --------
             CONSTRUCTION MATERIALS (0.0%)
      554    RHI AG*(a)                                                       13
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DIVERSIFIED CHEMICALS (0.6%)
   10,700    Ashland, Inc.(b)                                           $    497
    8,529    BASF AG(a),(b)                                                  465
   10,800    Cabot Corp.(b)                                                  260
   42,000    E.I. du Pont de Nemours & Co.(b)                              1,453
   13,500    Mitsubishi Chemical Holdings Corp.(a)                            62
                                                                        --------
                                                                           2,737
                                                                        --------
             DIVERSIFIED METALS & MINING (0.9%)
    9,582    Anglo American Capital plc*(a),(b)                              333
   19,880    BHP Billiton Ltd.(a),(b)                                        618
    9,869    BHP Billiton plc(a),(b)                                         255
   22,200    Freeport-McMoRan Copper & Gold, Inc.(b)                       1,313
   23,000    Mitsui Mining & Smelting Co. Ltd.(a)                             61
    8,455    Rio Tinto Ltd.(a),(b)                                           468
   13,554    Rio Tinto plc(a),(b)                                            593
   14,000    Sumitomo Metal Mining Co. Ltd.(a),(b)                           176
    6,322    Vedanta Resources plc(a),(b)                                    199
   10,187    Xstrata plc(a),(b)                                              134
                                                                        --------
                                                                           4,150
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   22,300    CF Industries Holdings, Inc.                                  1,415
                                                                        --------
             INDUSTRIAL GASES (0.0%)
    1,674    Linde AG(a),(b)                                                 176
                                                                        --------
             METAL & GLASS CONTAINERS (0.0%)
    4,360    Rexam plc(a),(b)                                                 19
                                                                        --------
             PAPER PACKAGING (0.2%)
  148,100    Boise, Inc.*                                                    813
                                                                        --------
             PAPER PRODUCTS (0.6%)
    6,800    Clearwater Paper Corp.*                                         372
   56,500    International Paper Co.(b)                                    1,279
   17,900    KapStone Paper & Packaging Corp.*                               199
   27,400    MeadWestvaco Corp.(b)                                           608
   23,711    Stora Enso Oyj(a),(b)                                           170
                                                                        --------
                                                                           2,628
                                                                        --------
             SPECIALTY CHEMICALS (1.1%)
   29,700    Cytec Industries, Inc.(b)                                     1,188
    3,000    Daicel Chemical Industries, Ltd.(a),(b)                          20
   17,000    JSR Corp.(a),(b)                                                285
   12,400    Lubrizol Corp.(b)                                               996
    3,000    Nitto Denko Corp.(a)                                             98

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    7,600    OM Group, Inc.*                                            $    181
   35,500    PolyOne Corp.*                                                  299
   18,800    Sherwin-Williams Co.(b)                                       1,301
       49    Sika AG(a)                                                       87
    7,400    Stepan Co.                                                      506
      293    Umicore(a),(b)                                                    8
                                                                        --------
                                                                           4,969
                                                                        --------
             STEEL (0.2%)
    7,700    JFE Holdings, Inc.(a),(b)                                       238
   16,000    Kobe Steel Ltd.(a),(b)                                           30
    5,700    Maruichi Steel Tube Ltd.(a),(b)                                 109
   67,000    Nippon Steel Corp.(a),(b)                                       222
   48,283    Onesteel Ltd.(a),(b)                                            120
                                                                        --------
                                                                             719
                                                                        --------
             Total Materials                                              18,494
                                                                        --------
             TELECOMMUNICATION SERVICES (2.7%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
  223,921    Cable & Wireless Worldwide(a)                                   287
                                                                        --------
             INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
  248,400    AT&T, Inc.(b)                                                 6,009
   11,034    Deutsche Telekom AG(a),(b)                                      130
    5,745    France Telecom S.A.(a),(b)                                       99
   11,755    Koninklijke (Royal) KPN N.V.(a),(b)                             150
    9,300    Nippon Telegraph & Telephone Corp.(a),(b)                       380
  503,289    Telecom Italia S.p.A.(a),(b)                                    506
   33,169    Telefonica S.A.(a),(b)                                          612
   29,570    TeliaSonera AB(a),(b)                                           190
                                                                        --------
                                                                           8,076
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   14,300    SoftBank Corp.(a)                                               378
   72,000    Telephone & Data Systems, Inc.(b)                             2,188
    4,100    U.S. Cellular Corp.*                                            169
   10,000    USA Mobility, Inc.                                              129
  364,330    Vodafone Group plc(a),(b)                                       755
                                                                        --------
                                                                           3,619
                                                                        --------
             Total Telecommunication Services                             11,982
                                                                        --------
             UTILITIES (3.6%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
  119,000    Duke Energy Corp.                                             1,904
   13,786    E.ON AG(a),(b)                                                  371

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

  118,478    EDP-Energias de Portugal(a),(b)                            $    350
  105,144    Enel S.p.A.(a),(b)                                              445
    8,800    Exelon Corp.(b)                                                 334
   19,200    FirstEnergy Corp.(b)                                            676
   13,319    Fortum Oyj(a),(b)                                               293
   11,400    PNM Resources, Inc.                                             128
   28,200    Progress Energy, Inc.                                         1,106
    5,806    Public Power Corp.*(a),(b)                                       83
   20,600    Southern Co.                                                    686
                                                                        --------
                                                                           6,376
                                                                        --------
             GAS UTILITIES (0.1%)
    4,878    Enagas S.A.(a),(b)                                               73
   11,542    Gas Natural SDG S.A.(a),(b)                                     166
   13,200    Hong Kong and China Gas Co., Ltd.(a),(b)                         33
   36,469    Snam Rete Gas S.p.A.(a),(b)                                     145
   49,000    Tokyo Gas Co. Ltd.(a),(b)                                       224
                                                                        --------
                                                                             641
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
   83,400    Constellation Energy Group, Inc.(b)                           2,690
   56,500    NRG Energy, Inc.*(b)                                          1,198
                                                                        --------
                                                                           3,888
                                                                        --------
             MULTI-UTILITIES (1.2%)
   98,300    Ameren Corp.                                                  2,337
   38,000    DTE Energy Co.                                                1,733
    4,029    Gaz de France S.A.(a),(b)                                       114
    3,743    National Grid plc(a),(b)                                         27
   18,700    Public Service Enterprise Group, Inc.(b)                        586
    5,660    RWE AG(a),(b)                                                   369
                                                                        --------
                                                                           5,166
                                                                        --------
             Total Utilities                                              16,071
                                                                        --------
             Total Common Stocks (cost: $340,533)                        323,199
                                                                        --------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
--------------------------------------------------------------------------------

             PREFERRED SECURITIES (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    1,776    Volkswagen AG(a),(b)                                            155
                                                                        --------

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

--------------------------------------------------------------------------------
PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
$(000)/SHARES SECURITY                                                     (000)
--------------------------------------------------------------------------------

              CONSUMER STAPLES (0.0%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.0%)
    1,044     Henkel AG & Co. KGaA(a),(b)                               $     51
                                                                        --------
              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
      200     US Bancorp, 7.19%, perpetual                                   147
                                                                        --------
              GOVERNMENT (0.0%)
              -----------------
              U.S. GOVERNMENT (0.0%)
    6,000     Fannie Mae, 8.25%, perpetual*(b)                                 2
    6,000     Freddie Mac, 8.38%, perpetual*(b)                                2
                                                                        --------
              Total Government                                                 4
                                                                        --------
              Total Preferred Securities (cost: $545)                        357
                                                                        --------

--------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------

              EXCHANGE-TRADED FUNDS (14.3%)
  535,356     iShares MSCI EAFE Index Fund                                24,899
  984,315     iShares MSCI Emerging Markets Index Fund(b)                 36,735
   38,323     Ishares Russell 2000 Index Fund                              2,341
                                                                        --------
              Total Exchange-Traded Funds (cost: $65,575)                 63,975
                                                                        --------
              HEDGE FUNDS (3.5%)
  990,908     Deutsche iGAP Investment Trust "B", acquired
                 8/01/2008 - 1/11/2010; cost $16,750*(c),(d)              15,528
                                                                        --------
              RIGHTS (0.0%)

              UTILITIES (0.0%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
   21,908     Iberdrola S.A.(a),(b) (cost: $159)                             123
                                                                        --------
              Total Equity Securities (cost: $423,562)                   403,182
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
AMOUNT                                                         COUPON                    VALUE
(000)        SECURITY                                           RATE     MATURITY        (000)
----------------------------------------------------------------------------------------------

             BONDS (2.3%)

             CORPORATE OBLIGATIONS (1.7%)

             ENERGY (0.1%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   $  200    Enbridge Energy Partners, LP(b)                    8.05%   10/01/2037    $    197
      200    Enterprise Products Operating, LP(b)               7.00     6/01/2067         177
      200    Enterprise Products Operating, LP(b)               7.03     1/15/2068         184
                                                                                      --------
             Total Energy                                                                  558
                                                                                      --------
             FINANCIALS (1.2%)
             -----------------
             LIFE & HEALTH INSURANCE (0.4%)
    1,000    Nationwide Mutual Insurance Co.(b),(e)             5.81    12/15/2024         851
    1,000    StanCorp Financial Group, Inc.(b)                  6.90     6/01/2067         844
                                                                                      --------
                                                                                         1,695
                                                                                      --------
             MULTI-LINE INSURANCE (0.4%)
      200    American International Group, Inc.(b)              8.18     5/15/2058         160
    1,000    Genworth Financial, Inc.(b)                        6.15    11/15/2066         690
      500    Glen Meadow(b),(e)                                 6.51     2/12/2067         363
      600    Oil Insurance Ltd.(b),(e)                          7.56             -(f)      524
                                                                                      --------
                                                                                         1,737
                                                                                      --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    1,000    ILFC E-Capital Trust II(b),(e)                     6.25    12/21/2065         646
                                                                                      --------
             REGIONAL BANKS (0.1%)
      500    Webster Capital Trust IV(b)                        7.65     6/15/2037         356
                                                                                      --------
             REITs - RETAIL (0.2%)
    1,000    New Plan Excel Realty Trust, Inc.(b)               5.13     9/15/2012         895
                                                                                      --------
             Total Financials                                                            5,329
                                                                                      --------
             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.2%)
    1,000    Textron Financial Corp.(b),(e)                     6.00     2/15/2067         769
                                                                                      --------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
      995    Texas Competitive Electric Holdings Co., LLC(g)    3.99    10/10/2014         737
                                                                                      --------
             Total Corporate Obligations (cost: $5,315)                                  7,393
                                                                                      --------

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
AMOUNT                                                         COUPON                    VALUE
(000)        SECURITY                                           RATE     MATURITY        (000)
----------------------------------------------------------------------------------------------

             EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
   $  200    LBG Capital No.1 plc(b)                            8.00%            -(f) $    157
                                                                                      --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
      500    UBS Preferred Funding Trust I(b)                   8.62             -(f)      488
                                                                                      --------
             MULTI-LINE INSURANCE (0.2%)
    1,000    ING Capital Funding Trust III(b)                   8.44             -(f)      875
                                                                                      --------
             Total Eurodollar and Yankee Obligations
             (cost: $1,124)                                                              1,520
                                                                                      --------
             ASSET-BACKED SECURITIES (0.0%)

             FINANCIALS (0.0%)
             -----------------
             ASSET-BACKED FINANCING (0.0%)
      136    GE Equipment Midticket, LLC(b) (cost: $116)        0.67(h)  9/15/2017         132
                                                                                      --------
             COMMERCIAL MORTGAGE SECURITIES (0.3%)

             FINANCIALS (0.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
      785    Banc of America Commercial Mortgage, Inc.(b)       5.81     7/10/2044         679
      590    Citigroup Commercial Mortgage Trust(b)             6.09    12/10/2049         513
                                                                                      --------
             Total Commercial Mortgage Securities (cost: $963)                           1,192
                                                                                      --------
             Total Bonds (cost: $7,518)                                                 10,237
                                                                                      --------
             MONEY MARKET INSTRUMENTS (2.7%)

             U.S.TREASURY BILLS (0.2%)
      180    0.28%, 12/16/2010(i),(k),(l)                                                  180
      754    0.06%, 9/16/2010(i),(k),(l)                                                   754
                                                                                      --------
            Total U.S. Treasury Bills (cost: $934)                                         934
                                                                                      --------

----------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (2.5%)
11,171,087   State Street Institutional Liquid Reserve Fund,
                0.21%(j),(l)                                                            11,171
                                                                                      --------
             Total Money Market Instruments (cost: $12,105)                             12,105
                                                                                      --------

             TOTAL INVESTMENTS (COST: $443,185)                                       $425,524
                                                                                      ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
CONTRACTS    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------

             PURCHASED OPTIONS (5.3%)
    2,750    Put - iShares MSCI EAFE Index expiring July 17, 2010 at 46                    $   355
    5,725    Put - iShares MSCI EAFE Index expiring September 18, 2010 at 46                 1,675
    8,780    Put - iShares MSCI EAFE Index expiring September 18, 2010 at 47                 2,919
    1,020    Put - iShares MSCI Emerging Market Index expiring August 21, 2010 at 36           172
    3,900    Put - iShares MSCI Emerging Market Index expiring September 18, 2010 at 36        844
    4,903    Put - iShares MSCI Emerging Market Index expiring September 18, 2010 at 37      1,250
      495    Put - Russell 2000 Index expiring August 21, 2010 at 620                        1,950
    1,246    Put - S&P 500 Index expiring August 21, 2010 at 1050                            6,953
      584    Put - S&P 500 Index expiring August 21, 2010 at 1075                            4,047
      570    Put - S&P 500 Index expiring September 18, 2010 at 1050                         3,819
                                                                                           -------

             TOTAL PURCHASED OPTIONS (COST: $20,001)                                       $23,984
                                                                                           =======
             WRITTEN OPTIONS (0.3%)
     (140)   Call - iShares MSCI EAFE Index expiring August 21, 2010 at 52                      (6)
   (2,500)   Call - iShares MSCI EAFE Index expiring July 17, 2010 at 52                        (8)
   (2,300)   Call - iShares MSCI Emerging Market Index expiring July 17, 2010 at 41            (29)
     (200)   Call - Russell 2000 Index expiring July 17, 2010 at 700                            (6)
     (500)   Call - S&P 500 Index expiring July 17, 2010 at 1150                               (11)
      (18)   Call - S&P 500 Index expiring July 17, 2010 at 1160                                 -
   (2,900)   Put - iShares MSCI EAFE Index expiring August 21, 2010 at 40                     (242)
     (137)   Put - Russell 2000 Index expiring August 21, 2010 at 520                         (137)
     (100)   Put - Russell 2000 Index expiring July 17, 2010 at 520                            (19)
     (550)   Put - S&P 500 Index expiring July 17, 2010 at 875                                (100)
     (250)   Put - S&P 500 Index expiring July 17, 2010 at 930                                (124)
     (623)   Put - S&P 500 Index expiring July 17, 2010 at 950                                (439)
                                                                                           -------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,989)                             $(1,121)
                                                                                           =======

--------------------------------------------------------------------------------------------------
                                                                                      UNREALIZED
NUMBER OF                                                            CONTRACT        APPRECIATION/
CONTRACTS                                            EXPIRATION       VALUE         (DEPRECIATION)
LONG/(SHORT) SECURITY                                   DATE          (000)              (000)
--------------------------------------------------------------------------------------------------
             FUTURES (1.6%)
        6    DJ Euro Stoxx 50 Index Futures          09/17/2010       $  188                   (8)
        2    FTSE 100 Index Futures                  09/17/2010          146                   (8)
        3    Nikkei 225 Index Futures                 09/9/2010          138                  (11)
       10    Russell 2000 Mini Index Futures         09/17/2010          608                  (47)
      118    S&P 500 E-Mini Index Futures            09/17/2010        6,057                 (399)
        1    SPI 200 Index Futures                   09/16/2010           90                   (5)
                                                                      ------               ------

             TOTAL FUTURES                                            $7,227               $ (479)
                                                                      ======               ======

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                            $268,512                $54,687          $-      $323,199
  Preferred Securities                            -                    357           -           357
  Exchange-Traded Funds                      63,975                      -           -        63,975
  Hedge Funds                                     -                 15,528           -        15,528
  Rights                                          -                    123           -           123
Bonds:
  Corporate Obligations                           -                  7,393           -         7,393
  Eurodollar and Yankee Obligations               -                  1,520           -         1,520
  Asset-Backed Securities                         -                    132           -           132
  Commercial Mortgage Securities                  -                  1,192           -         1,192
Money Market Instruments:
  U.S. Treasury Bills                             -                    934           -           934
  Money Market Funds                         11,171                      -           -        11,171
Purchased Options                            23,984                      -           -        23,984
Futures*                                       (479)                     -           -          (479)
----------------------------------------------------------------------------------------------------
Total                                      $367,163                $81,866          $-      $449,029
----------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES                    FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------

Written Options                            $(1,121)                  $-              $-      $(1,121)
----------------------------------------------------------------------------------------------------

For the six-month period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. Transfers into and out of the levels are recognized based on the securities' placements as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.
   Investments in foreign securities were 26.6% of net assets at June 30, 2010.

   The Fund may rely on certain Securities and Exchange Commission (SEC)
   exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-
   backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments. As of June 30,
   2010, the Fund owns approximately 13.9% of the Class "B" shares of the iGAP fund and may redeem all or part of its investment upon 10 days' prior written notice. The Fund does not invest in the iGAP fund for the purpose of exercising management or control.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-
   denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of
   U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S.
   capital markets.

   RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   iShares  Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares are traded on securities exchanges.

   REIT     Real estate investment trust

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

o  SPECIFIC NOTES

   (a) Security was fair valued at June 30, 2010, by USAA Investment Management
       Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (b) At June 30, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.

   (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at June 30, 2010, was $15,528,000, which represented 3.5% of the Fund's net assets.

   (d) Restricted security that is not registered under the Securities Act of
       1933.

   (e) Restricted security that is not registered under the Securities Act of
       1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
       144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (g) Senior loan (loan) -- is not registered under the Securities Act of 1933.
       The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
       Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (h) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
       June 30, 2010.

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

   (i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (j) Rate represents the money market fund annualized seven-day yield at June
       30, 2010.

   (k) Securities with a total value of $934,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (l) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2010.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $443,185)                      $425,524
   Purchased options, at market value (cost of $20,001)                                 23,984
   Cash                                                                                     32
   Cash denominated in foreign currencies (identified cost of $415)                        412
   Receivables:
      Capital shares sold                                                                  931
      Dividends and interest                                                               542
      Securities sold                                                                      126
                                                                                      --------
         Total assets                                                                  451,551
                                                                                      --------
LIABILITIES
   Payables:
      Securities purchased                                                               1,721
      Capital shares redeemed                                                              198
      Written options, at market value (premiums received of $1,989)                     1,121
   Variation margin on futures contracts                                                    70
   Accrued management fees                                                                 222
   Other accrued expenses and payables                                                      76
                                                                                      --------
         Total liabilities                                                               3,408
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $448,143
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $457,856
   Accumulated undistributed net investment income                                       3,778
   Accumulated net realized loss on investments, options, and
      futures transactions                                                                (198)
   Net unrealized depreciation of investments, options, and futures contracts          (13,289)
   Net unrealized depreciation of foreign currency translations                             (4)
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $448,143
                                                                                      ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                      47,766
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $   9.38
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $163)                   $  4,073
   Interest                                                                 552
                                                                       --------
         Total income                                                     4,625
                                                                       --------
EXPENSES
   Management fees                                                        1,191
   Administration and servicing fees                                         99
   Transfer agent's fees                                                     99
   Custody and accounting fees                                              135
   Postage                                                                    1
   Shareholder reporting fees                                                 5
   Trustees' fees                                                             5
   Professional fees                                                         39
   Other                                                                      8
                                                                       --------
         Total expenses                                                   1,582
                                                                       --------
NET INVESTMENT INCOME                                                     3,043
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                         6,561
      Foreign currency transactions                                        (102)
      Options                                                             7,005
      Futures transactions                                                  (74)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (49,929)
      Foreign currency translations                                           8
      Options                                                             6,507
      Futures contracts                                                    (490)
                                                                       --------
         Net realized and unrealized loss                               (30,514)
                                                                       --------
   Decrease in net assets resulting from operations                    $(27,471)
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited), and year ended December 31,
2009

--------------------------------------------------------------------------------

                                                                   6/30/2010      12/31/2009
--------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                          $  3,043          $  2,689
   Net realized gain (loss) on investments                           6,561              (731)
   Net realized gain (loss) on foreign currency transactions          (102)               34
   Net realized gain (loss) on options                               7,005           (16,014)
   Net realized gain (loss) on futures transactions                    (74)            1,058
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  (49,929)           48,226
      Foreign currency translations                                      8               (12)
      Options                                                        6,506             1,539
      Futures contracts                                               (489)              (45)
                                                                  --------------------------
      Increase (decrease) in net assets resulting from
         operations                                                (27,471)           36,744
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 -            (2,000)
   Net realized gains                                                    -            (6,529)
                                                                  --------------------------
      Distributions to shareholders                                      -            (8,529)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       178,449           219,051
   Reinvested dividends                                                  -             6,401
   Cost of shares redeemed                                         (20,909)           (9,156)
                                                                  --------------------------
      Increase in net assets from capital share transactions       157,540           216,296
                                                                  --------------------------
   Net increase in net assets                                      130,069           244,511
NET ASSETS
   Beginning of period                                             318,074            73,563
                                                                  --------------------------
   End of period                                                  $448,143          $318,074
                                                                  ==========================
Accumulated undistributed net investment income:
   End of period                                                  $  3,778          $    735
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      17,884            23,778
   Shares issued for dividends reinvested                                -               644
   Shares redeemed                                                  (2,102)             (987)
                                                                  --------------------------
      Increase in shares outstanding                                15,782            23,435
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Global
Opportunities Fund (the Fund), which is classified as nondiversified under the
1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury bond, before fees and expenses, over a full market cycle while seeking to limit the Fund's exposure to large negative returns. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.   Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq
         over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued.
         If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2.   Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the
         Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined.
         In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
         NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the
         Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities.
         If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

         relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
         Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3.   Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.   Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.   Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the
         Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6.   Repurchase agreements are valued at cost, which approximates market value.

    7.   Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

         determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9.   Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. In valuing U.S.
    Treasury bills, certain equity preferred securities, and all of the securities classified as bonds in the portfolio of investments, the Fund uses a market approach, which is further discussed in Note 1A5.
    Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.
    The Deutsche iGAP Investment Trust "B" hedge fund is valued at its daily
    NAV and is classified as level 2 because it is a private investment fund open to a limited number of investors and is not regularly traded. Equity securities that trade on foreign exchanges and are classified as common stocks, preferred securities, and rights were classified as level 2 at June
    30, 2010 due to an assessment of events that resulted in price adjustments to reflect changes that occurred after the close of their foreign markets and prior to the close of the U.S. securities markets. Those securities were noted in the portfolio of investments as being fair valued by the
    Manager.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
    Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.
    Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the
    Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2010*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                  LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                STATEMENT OF                        STATEMENT OF
                                ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED       LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS      LOCATION            FAIR VALUE      LOCATION             FAIR VALUE
---------------------------------------------------------------------------------------------------

Equity contracts                Purchased options;    $23,505**     Written options      $1,121
                                Net unrealized
                                depreciation of
                                investments,
                                options, and
                                futures contracts
---------------------------------------------------------------------------------------------------

   *For open derivative instruments as of June 30, 2010, see the portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2010.

  **Includes cumulative appreciation (depreciation) of futures contracts as reported in the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
    SIX-MONTH PERIOD ENDED JUNE 30, 2010 (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
                                                          REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                 GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION          ON DERIVATIVES   ON DERIVATIVES
-----------------------------------------------------------------------------------------

Equity contracts             Net realized gain (loss)        $6,931             $6,017
                             on options and futures
                             transactions/Change in
                             net unrealized
                             appreciation/
                             depreciation of options
                             and futures contracts
-----------------------------------------------------------------------------------------

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

D.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

G.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

H.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.   Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2.   Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

I.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than
    $500. For the six-month period ended June 30, 2010, the Fund did not incur any brokerage commission recapture credits.

J.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 0.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31,
2010, in accordance with applicable tax law.

Distributions of net investment income are made annually. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2009, the Fund had capital loss carryovers of $11,020,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017.

It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Manager has reviewed all open tax years and concluded that there was

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

no impact to the Fund's net assets or results of operations. Tax years ended
December 31, 2008, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2010, were
$393,482,000 and $248,382,000, respectively.

As of June 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30,
2010, were $15,929,000 and $29,607,000, respectively, resulting in net unrealized depreciation of $13,678,000.

For the six-month period ended June 30, 2010 transactions in written call and put options* were as follows:

                                                                       PREMIUMS
                                                      NUMBER OF        RECEIVED
                                                      CONTRACTS         (000's)
                                                      -------------------------

Outstanding at December 31, 2009                        15,250          $ 2,536
Options written                                         71,729           22,514
Options terminated in closing
   purchase transactions                               (42,900)         (20,070)
Options expired                                        (33,861)          (2,991)
                                                      -------------------------
Outstanding at June 30, 2010                            10,218          $ 1,989
                                                      =========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select
    (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The
    Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,191,000.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Credit Suisse Asset Management, LLC (Credit
    Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris
    Volatility Management Group (Volaris Group), Quantitative Management
    Associates LLC (QMA), Deutsche Investment Management Americas, Inc. (DIMA),
    and The Boston Company Asset Management, LLC (The Boston Company) under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Trust's Board of Trustees and the Manager.

    The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the six-month period ended June 30,
    2010, Credit Suisse did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's
    Volaris Group manages in the USAA Balanced Strategy Fund, the USAA
    Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Total
    Return Strategy Fund, and the USAA Global Opportunities Fund in an annual amount of 0.23% on the first $50 million of the total notional amount;
    0.20% on the total notional amount over $50 million and up to $250 million;
    0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees for the
    Fund, paid or payable to CSSU's Volaris Group of $234,000.

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages.
    For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees, paid or payable to QMA, of $93,000.

    The Manager (not the Fund) pays DIMA a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages.
    For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees, paid or payable to DIMA, of $197,000.

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that
    The Boston Company manages. For the six-month period ended June 30, 2010,
    The Boston Company did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $99,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2010, the Fund reimbursed the Manager $5,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011, to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of
    Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2010, the Fund did not incur any reimbursable expenses.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended
    June 30, 2010, the Fund incurred transfer agent's fees, paid or payable to
    SAS, of $99,000.

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2010,
USAA and its affiliates owned 7,500,000 shares (15.7%) of the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements. The following event will affect the Fund's future financial statements.

Effective August 1, 2010, QS Investors, LLC will replace DIMA as one of the subadvisers of the Fund.

On August 12, 2010, USAA affiliates redeemed 3,653,000 of its shares owned in the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED        YEAR ENDED        PERIOD ENDED
                                                   JUNE 30,         DECEMBER 31,       DECEMBER 31,
                                                     2010               2009              2008***
                                                 --------------------------------------------------

Net asset value at beginning of period           $   9.94           $   8.61           $ 10.00
                                                 ---------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .06                .09               .07(a)
  Net realized and unrealized gain (loss)            (.62)              1.52             (1.39)(a),(b)
                                                 ---------------------------------------------
Total from investment operations                     (.56)              1.61             (1.32)(a)
                                                 ---------------------------------------------
Less distributions from:
  Net investment income                                 -               (.06)             (.07)
  Realized capital gains                                -               (.22)                -
                                                 ---------------------------------------------
Total distributions                                     -               (.28)             (.07)
                                                 ---------------------------------------------
Net asset value at end of period                 $   9.38           $   9.94           $  8.61
                                                 =============================================
Total return (%)*                                   (5.63)             18.76            (13.18)(b)
Net assets at end of period (000)                $448,143           $318,074           $73,563
Ratios to average net assets:**
  Expenses (%)(c)                                     .80(d)             .94              1.00(d)
  Expenses, excluding reimbursements (%)(c)           .80(d)             .94              1.12(d)
  Net investment income (%)                          1.53(d)            1.63              1.73(d)
Portfolio turnover (%)                                 66                107                60

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended June 30, 2010, average net assets were
    $401,144,000.
*** Fund commenced operations on July 31, 2008.
(a) Calculated using average shares.
(b) For the period ended December 31, 2008, the Manager reimbursed the Fund
    $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010, through June
30, 2010.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may

================================================================================

                                                           EXPENSE EXAMPLE |  63

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2010 -
                                      JANUARY 1, 2010        JUNE 30, 2010           JUNE 30, 2010
                                      --------------------------------------------------------------

Actual                                   $1,000.00             $  943.70                $3.86
Hypothetical
  (5% return before expenses)             1,000.00              1,020.83                 4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (5.63)% for the six-month period of January 1, 2010, through June 30, 2010.

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory
Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and
the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the
Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadvisers' operations and personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the
Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  65

================================================================================

the Fund's performance and related services provided by the Manager and each
Subadviser. At the meeting at which the renewal of the Advisory Agreement and
Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and each Subadvisor is an ongoing one. In this regard, the
Board's and its committees' consideration of the Advisory Agreement and
Subadvisory Agreements included certain information previously received at such meetings.

ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement.

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory
Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the
Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board

================================================================================

                                                       ADVISORY AGREEMENTS |  67

================================================================================

noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the
"performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its
Lipper index for the one-year period ended December 31, 2009 and was above the average of its performance universe and its Lipper index for the period from inception through December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2009. The Board took into account management's discussion of the Fund's performance since its inception date on
July 31, 2009. The Board also took into account the fact that the Fund has a limited performance history as it only recently commenced operations.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the
Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the

================================================================================

68  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The
Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account Management's discussion of the Fund's commentary fee structure. The Board also noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that as the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager

================================================================================

                                                       ADVISORY AGREEMENTS |  69

================================================================================

and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board including the
Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The
Board considered information provided to it regarding the services provided by each Subadviser. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices.
The Board also considered each Subadviser's regulatory and compliance history.
The Board noted that

================================================================================

70  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length.
The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered for the above reasons.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the
Manager and that, in turn, the Manager pays a subadvisory fee to each
Subadviser. As noted above, the Board considered the Fund's performance during the one-year period ended December 31, 2009, and since inception through
December 31, 2009, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus one each
Subadviser's performance and the explanations of management regarding the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

                                                       ADVISORY AGREEMENTS |  71

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding each
Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program;
(iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relative indices; and (iv) the
Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory
Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

72  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
         (8722)                            or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
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   88395-0810                                (C)2010, USAA. All rights reserved.
ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------